Other Assets (Details)			12 Months Ended
	Sep. 18, 2019 ¥ / shares shares	Jun. 30, 2016 ¥ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2023 CNY (¥)	Dec. 26, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Other Assets [Line Items]
Credit deterioration (in Dollars) | $			$ 664,663,913
Allowance for credit loss amounted (in Dollars) | $							$ 221,901,927	$ 188,777,551
Transferred shares (in Shares) | shares			1,700,000
Group invested (in Yuan Renminbi per share) | ¥ / shares	¥ 3
Unrelated third party shares (in Shares) | shares	2,000,000
Investment loss			$ 1,428,031		¥ (1,524,159)
Impairment				¥ 5,907,577
Amount of investment
Amounts due from third parties						391,000,000
Non-interest bearing and repayable term			1 year
Amounts paid in advance to third parties						¥ 156,000,000
Qingyuan Rural [Member]
Other Assets [Line Items]
Transferred shares (in Shares) | shares		10,003,334
Group invested (in Yuan Renminbi per share) | ¥ / shares		¥ 3
Percentage of paid in capital invested		2.14%
Third Party [Member]
Other Assets [Line Items]
Price per share (in Yuan Renminbi per share) | ¥ / shares						¥ 2